Other Assets (Details) - EUR (€)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2020
Other Assets [Line Items]
Research and development	€ 7,202,942	€ 10,016,870	€ 14,219,279	€ 17,318,680
Other assets from research allowance	5,863,947		5,863,947		€ 5,081,772
Payment received	€ 1,500,000		1,500,000			€ 700,000
Other Assets [Member]
Other Assets [Line Items]
Research and development			€ 4,600,000		€ 4,600,000